Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Regulatory Capital

Computable Regulatory Capital (R.P.C., as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2018 and December 31, 2017 is as follows:

	12.31.18	12.31.17
Core Capital	36,584,326	22,581,424
Tier 1 Common Capital	41,863,969	26,244,839
(Deductible Items)	(5,279,643)	(3,663,415)
Additional Tier 1 Capital
Supplementary Capital	12,745,132	6,947,945
Tier 2 Capital	12,745,132	6,947,945
(Deductible Items)
Computable Regulatory Capital (R.P.C.)	49,329,458	29,529,369

Summary of Breakdown of Minimum Capital Requirement

The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.18	12.31.17
Credit Risk	22,170,572	17,263,077
Market Risk	969,226	1,126,159
Operational Risk	4,023,443	4,220,503
Minimum Capital Requirement	27,163,241	22,609,739
Paid-in	49,329,458	29,529,369
Excess	22,166,217	6,919,630

Summary of Estimated Risk for Each Type of Instrument

For the fiscal year 2018, the following limits were established, within which the estimated risk for each type of instrument described above should be classified:

Risk	Policy on Limits
Currency	$78 million
Fixed-Income	$61 million
Interest Rate Derivatives	$110 million
Variable Income	$1 million

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency

The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

Currency	Balances as of 12.31.18
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
U.S. Dollar	196,546	(199,229)	101	(2,582)
Euro	(557)	1,998	—	1,441
Canadian Dollar	(9)	42	—	33
Real	—	—	—	—
Swiss Franc	(13)	21	—	8
Others	(2)	49	—	47
Total	195,965	(197,119)	101	(1,053)

Currency	Balances as of 12.31.17
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
U.S. Dollar	126,277	(120,163)	(4,155)	1,959
Euro	793	(208)	—	585
Canadian Dollar	30	(6)	—	24
Real	18	—	—	18
Swiss Franc	16	(9)	—	7
Others	32	(1)	—	31
Total	127,166	(120,387)	(4,155)	2,624

Currency	Change	Balances as of 12.31.18		Balances as of 12.31.17
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
U.S. Dollar	10%	(258)	(2,848)	196	2,154
	-10%	258	(2,323)	(196)	1,763
Euro	10%	143	1,575	59	644
	-10%	(143)	1,289	(59)	527
Canadian Dollar	10%	3	366	3	27
	-10%	(3)	30	(3)	21
Real	10%	—	—	1	21
	-10%	—	—	(1)	16
Swiss Franc	10%	1	9	—	7
	-10%	(1)	7	—	6
Others	10%	5	53	3	35
	-10%	(5)	43	(3)	30

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date

The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)					Total
Assets and Liabilities at Variable Rate	Up to 30 days	30 to 90	90 to 180	180 to 365	Over 365	Total
As of 12.31.18
Total Financial Assets	205,717,873	31,633,572	33,104,131	43,318,473	168,405,494	482,179,543
Total Financial Liabilities	317,505,256	27,996,087	7,287,605	4,351,288	90,658,702	447,798,938

Net Amount	(111,787,383)	3,637,485	25,816,526	38,967,185	77,746,792	34,380,605

As of 12.31.17
Total Financial Assets	229,078,934	48,709,932	38,560,371	41,915,133	22,166,248	380,430,618
Total Financial Liabilities	247,229,636	30,430,892	8,610,522	7,702,696	69,461,219	363,434,965

Net Amount	(18,150,702)	18,279,040	29,949,849	34,212,437	(47,294,971)	16,995,653

Schedule of Sensitivity to Potential Additional Changes in Interest Rates

The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, taking into account the breakdown as of December 31, 2018. The percentage change budgeted by the Group for fiscal year 2018 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in Pesos
Decrease in Interest Rate	-100 bps	(144,653)	-0.4%
Increase in Interest Rate	+100 bps	144,653	0.4%

Schedule of Analysis of Maturities of Assets and Liabilities

The table below shows an analysis of maturities of assets and liabilities, determined on the basis of the remaining period as of December 31, 2018 and December 31, 2017, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.18
Assets
Debt Securities measured at Fair Value through Profit or Loss	76,849,406	249,268	373,823	1,035,345	157,067	78,664,909
Derivative Financial Instruments	1,785,640	—	—	—	—	1,785,640
Repo Transactions	2,112,250	—	—	—	—	2,112,250
Other Financial Assets	9,056,190	—	—	—	—	9,056,190
Loans and Other Financing	93,109,786	102,383,777	55,974,479	65,838,369	9,507,527	326,813,938
Other Debt Securities	14,491,625	—	—	—	—	14,491,625
Financial Assets Pledged as Collateral	10,817,492	—	—	—	—	10,817,492
Investments in Equity Instruments	161,064	—	—	—	—	161,064
Liabilities
Deposits	334,200,194	29,585,189	3,188,378	76,741	36	367,050,538
Liabilities at fair value through profit or loss	2,144,664	—	—	—	—	2,144,664
Derivative Financial Instruments	1,835,789	—	—	—	—	1,835,789
Repo Transactions	1,948,559	—	—	—	—	1,948,559
Other Financial Liabilities	63,065,272	27,072	33,365	146,180	7,145	63,279,034
Loans from the Argentine Central Bank and Other Financial Institutions	7,013,910	8,149,083	3,181,270	7,455,499	72,524	25,872,286
Debt Securities	1,301,031	7,657,224	13,262,785	26,226,582	1,260,277	49,707,899
Subordinated Debt Securities	384,557	—	384,557	3,378,758	11,422,006	15,569,878

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.17
Assets
Debt Securities measured at Fair Value through Profit or Loss	40,822,900	316,471	156,817	1,423,261	197,466	42,916,915
Derivative Financial Instruments	775,674	—	—	—	—	775,674
Repo Transactions	14,286,336	—	—	—	—	14,286,336
Other Financial Assets	10,214,745	—	—	—	—	10,214,745
Loans and Other Financing	94,765,477	100,466,108	50,269,774	66,942,156	8,623,630	321,067,145
Other Debt Securities	3,999,205	—	—	—	—	3,999,205
Financial Assets Pledged as Collateral	9,346,788	—	—	—	—	9,346,788
Liabilities
Deposits	269,207,286	24,546,832	7,021,479	145,716	—	300,921,313
Derivative Financial Instruments	846,331	—	—	—	—	846,331
Repo Transactions	1,670,059	—	—	—	—	1,670,059
Other Financial Liabilities	57,997,972	—	—	—	—	57,997,972
Loans from the Argentine Central Bank and Other Financial Institutions	14,142,054	17,263,524	3,285,039	6,949,390	202,647	41,842,654
Debt Securities	—	2,620,071	1,564,903	22,520,599	—	26,705,573
Subordinated Debt Securities	257,269	7,163,107	—	—	—	7,420,376

Schedule of Credit Quality of Debt Securities

The credit quality of debt securities as of December 31, 2018 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	1,473,352	—	—	2,116,944	—	78,658	3,668,954
Aaa	—	—	—	—	—	36,622	36,622
Aaa.ar	—	—	—	—	—	196,475	196,475
AA+	—	—	37,166	—	—	20,875	58,041
AA	—	—	—	—	—	283,224	283,224
AA(arg)	—	—	—	—	—	11,161	11,161
raAA	—	447,942	—	—	—	—	447,942
AA-	—	—	—	—	—	276	276
A+	—	—	—	1,071	—	141,125	142,196
A1.ar	—	—	—	—	—	14,063	14,063
A	—	—	—	70,350	—	3,047	73,397
A(arg)	—	—	—	—	—	29,450	29,450
A-	—	—	—	—	—	41,041	41,041
A3.ar	—	146,997	—	—	—	—	146,997
BBB+	—	—	—	—	—	1,326	1,326
Baa1.ar	—	—	5,073	—	—	9,775	14,848
BBB	11,544	9,110	—	—	—	26,956	47,610
BBB(arg)	—	—	—	—	—	31,173	31,173
BBB-	—	266,229	—	—	—	—	266,229
Baa3.ar	—	113,517	—	—	—	—	113,517
B+	511	—	—	—	—	—	511
B-	—	—	—	—	—	3,098	3,098
CCC(arg)	—	—	—	—	—	209,248	209,248
No Rating	—	—	—	—	70,097,764	—	70,097,764

Total	1,485,407	983,795	42,239	2,188,365	70,097,764	1,137,593	75,935,163

The credit quality of debt securities as of December 31, 2017 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	1,252,988	—	—	7,848,448	—	224,986	9,326,422
AAA(arg)	—	—	—	—	—	33,736	33,736
Aaa	—	—	—	—	—	565	565
raAAA	—	—	—	—	—	37,322	37,322
Aaa.ar	—	—	—	—	—	117,712	117,712
AA+	—	—	1,030,605	—	—	122,603	1,153,208
AA	—	—	—	—	—	864,685	864,685
AA(arg)	—	—	—	—	—	54,610	54,610
Aa2.ar	—	—	—	—	—	56,894	56,894
AA-	—	—	35,488	—	—	274,928	310,416
Aa3.ar	—	—	—	—	—	13,338	13,338
A+	—	—	—	—	—	188,641	188,641
A1.ar	—	—	—	—	—	21,456	21,456
A	—	—	—	—	—	24,040	24,040
A(arg)	—	—	—	—	—	104,592	104,592
A2.ar	—	—	—	—	—	3,783	3,783
A-	—	—	—	—	—	55,729	55,729
A3.ar	—	279,262	—	—	—	—	279,262
BBB+	—	—	—	—	—	4,483	4,483
Baa1.ar	—	—	65,677	—	—	216,292	281,969
BBB	—	1,104	—	—	—	—	1,104
raBBB	—	—	—	—	—	1,506	1,506
Baa2.ar	—	24,140	—	—	—	—	24,140
BBB-	—	1,289,436	—	—	—	—	1,289,436
Baa3.ar	—	2,096,012	—	—	—	—	2,096,012
B2.ar	—	—	—	—	—	5,348	5,348
B-	—	—	—	—	—	29,711	29,711
No Rating	—	—	—	—	26,367,677	—	26,367,677

Total	1,252,988	3,689,954	1,131,770	7,848,448	26,367,677	2,456,960	42,747,797

Summary of Retail Portfolios

Retail Portfolio

Lifetime PD band at initial recognition	Extra conditions to be considered stage 2
<6%	-Cure
-Between 30 and 90 past due days
>6%	-It does not apply to defaulted clients

Retail-like portfolio

Rating Ranges	Extra conditions to be considered stage 2
-Cure
A, AA, AA+, B, BB, BBB	-Between 30 and 90 past due days
C, CC, CCC	-It does not apply to defaulted clients

Wholesale portfolio

Rating Ranges	Extra conditions to be considered stage 2
A, AA, AA+, B, BB, BBB	- B.C.R.A. situation B1
C, CC, CCC	-It does not apply to defaulted clients

Summary of Key Macroeconomic Variables

Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2019	QII - 2019	QIII - 2019	QIV - 2019
Monthly Estimator of Economic Activity (EMAE)	Base	-7.7%	-1.7%	-1.2%	1.4%
	Upside	-6.6%	0.6%	2.3%	6.2%
	Downside	-8.5%	-3.3%	-3.5%	-1.8%
Inflation Rate (IPC)	Base	47.3%	43.8%	32.4%	25.0%
	Upside	43.5%	38.0%	26.0%	20.0%
	Downside	47.7%	46.3%	41.7%	40.0%

Exchange Rate	Base	99.2%	58.5%	14.3%	20.0%
	Upside	96.3%	54.6%	9.9%	15.3%
	Downside	115.8%	84.3%	40.6%	56.7%

Unemployment Rate	Base	13.1%	4.0%	0.3%	-4.3%
	Upside	10.4%	-0.9%	-7.6%	-15.7%
	Downside	22.9%	22.5%	30.0%	38.6%

(Badlar)	Base	79.7%	22.7%	-16.4%	-29.2%
	Upside	71.0%	9.6%	-30.7%	-45.8%
	Downside	102.7%	57.0%	21.2%	14.6%

Real Salary	Base	-9.5%	-7.1%	1.0%	2.4%
	Upside	-8.8%	-6.5%	2.6%	4.3%
	Downside	-11.2%	-11.3%	-5.1%	-5.2%

PIB	Base	-7.0%	-1.5%	-0.1%	2.6%
	Upside	-2.3%	1.5%	2.9%	6.2%
	Downside	-7.1%	-3.7%	-3.5%	-1.8%

Current Account	Base	-64.9%	-87.2%	-45.0%	19.1%
	Upside	-50.7%	-86.8%	-64.5%	44.9%
	Downside	-54.6%	-97.8%	-92.9%	-77.8%

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%

Tarjeta Naranja	70%	15%	15%

Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses

Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70.0%	45.0%
Positive scenario	15.0%	10.0%
Negative scenario	15.0%	45.0%
GFG ECL	15,782,416	16,547,663
Retail, Retail like and Wholesale ECL	10,475,119	10,596,393
Naranja ECL	5,307,297	5,497,757

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70.0%	15.0%	15.0%

		Sensivity
PIB	1.86%	4.73%	-6.75%
Inflation	35%	25%	50%
Nominal exchange rate	29.87%	20.00%	81.82%
Unemployment	5%	10%	20%
Current account	-11.21%	-29.25%	-82%

GFG ECL		16,515,901
Retail, Retail like and Wholesale ECL		11,193,327
Naranja ECL		5,322,574

Summary of Maximum Exposure to Credit Risk on Assests

The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	80,123,131	10,386,495	—	90,509,626	102,251,974
1-30	2,220,365	1,200,510	—	3,420,875	3,432,010
31-60	—	1,523,320	—	1,523,320	1,137,401
61-90	—	788,871	—	788,871	490,172
Default	—	—	3,381,057	3,381,057	2,606,255

Gross Carrying amount	82,343,496	13,899,196	3,381,057	99,623,749	109,917,812
Loss allowance	2,600,458	2,317,516	2,559,514	7,477,488	3,686,934

Carrying amount	79,743,038	11,581,680	821,543	92,146,261	106,230,878

	Retail like Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	29,273,332	3,102,719	—	32,376,051	30,599,160
1-30	866,912	457,755	—	1,324,667	711,005
31-60	—	336,258	—	336,258	136,622
61-90	—	261,908	—	261,908	97,848
Default	—	—	1,797,686	1,797,686	802,398
Gross Carrying amount	30,140,244	4,158,640	1,797,686	36,096,570	32,347,033

Loss allowance	266,947	280,127	1,179,706	1,726,780	965,360

Net Carrying amount	29,873,297	3,878,513	617,980	34,369,790	31,381,673

	Wholesale Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
A	135,513,044	6,048,342	5,413	141,566,799	130,441,016
B1	(2,237,665)	38,908	—	(2,198,757)	77,335
Default	—	—	2,515,489	2,515,489	808,091

Gross Carrying amount	133,275,379	6,087,250	2,520,902	141,883,531	131,326,442
Loss allowance	525,757	77,364	667,730	1,270,851	750,612

Net Carrying amount	132,749,622	6,009,886	1,853,172	140,612,680	130,575,830

	Naranja
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	36,512,083	3,023,795	—	39,535,878	43,394,982
1-30	2,571,877	946,869	—	3,518,746	3,389,912
31-60	—	1,701,948	—	1,701,948	1,128,408
61-90	—	939,523	—	939,523	526,990
Default	—	—	3,787,030	3,787,030	2,934,995

Gross Carrying amount	39,083,960	6,612,135	3,787,030	49,483,125	51,375,287

Loss allowance	1,376,585	1,842,615	2,088,097	5,307,297	3,877,715

Net Carrying amount	37,707,375	4,769,520	1,698,933	44,175,828	47,497,572

	Retail Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	90,744,245	11,507,729	—	102,251,974	77,585,443
1-30	2,266,370	1,165,640	—	3,432,010	4,686,395
31-60	—	1,137,401	—	1,137,401	1,109,964
61-90	—	490,172	—	490,172	511,715
Default	—	—	2,606,255	2,606,255	2,209,277

Gross Carrying amount	93,010,615	14,300,942	2,606,255	109,917,812	86,102,794
Loss allowance	1,093,601	917,070	1,676,263	3,686,934	3,448,164

Net Carrying amount	91,917,014	13,383,872	929,992	106,230,878	82,654,630

	Retail like Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	27,628,736	2,970,424	—	30,599,160	24,473,623
1-30	393,902	317,103	—	711,005	450,049
31-60	—	136,622	—	136,622	485,422
61-90	—	97,848	—	97,848	73,407
Default	—	—	802,398	802,398	472,030

Gross Carrying amount	28,022,638	3,521,997	802,398	32,347,033	25,954,531

Loss allowance	221,758	127,030	616,572	965,360	619,208

Net Carrying amount	27,800,880	3,394,967	185,826	31,381,673	25,335,323

	Wholesale Portfolio
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
A	122,301,109	8,138,330	1,577	130,441,016	99,417,742
B1	—	77,335	—	77,335	319,115
Default	—	—	808,091	808,091	339,002

Gross Carrying amount	122,301,109	8,215,665	809,668	131,326,442	100,075,859
Loss allowance	211,775	45,209	493,628	750,612	496,885

Net Carrying amount	122,089,334	8,170,456	316,040	130,575,830	99,578,974

	Naranja
	December 31, 2017				January 01, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	39,229,241	4,165,741	—	43,394,982	45,435,532
1-30	1,810,650	1,579,262	—	3,389,912	3,075,142
31-60	—	1,128,408	—	1,128,408	1,121,215
61-90	—	526,990	—	526,990	588,117
Default	—	—	2,934,995	2,934,995	3,251,395

Gross Carrying amount	41,039,891	7,400,401	2,934,995	51,375,287	53,471,401

Loss allowance	904,291	1,270,258	1,703,166	3,877,715	4,160,322

Net Carrying amount	40,135,600	6,130,143	1,231,829	47,497,572	49,311,079

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments

This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.

Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Overdrafts	14,430,578	443,681	13,986,897	—
Mortagage Loans	11,793,007	253,178	11,539,829	48,761,041
Collateral Loans	997,958	10,255	987,703	4,037,908
Personal Loans	29,144,931	1,122,335	28,022,596	—
Credit Card Loans	113,395,362	9,406,437	103,988,925	—
Financial Leases	2,198,047	26,424	2,171,623	—
Promisory Notes	36,020,263	422,487	35,597,776	—
Pre-financing export loans	69,536,225	1,642,944	67,893,281	—
Others	35,020,864	2,329,069	32,691,795	2,428,566
Public Securities	14,549,740	125,606	14,424,134	55,227,515

Total as of December 31, 2018	327,086,975	15,782,416	311,304,559	110,455,030

Summary of Mortgage Portfolio LTV Distribution

The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	8,283
50 a 60%	2,940
60 a 70%	4,562
70 a 80%	2,084
80 a 90%	349
90 a 100%	878
Higher than 100%	612

Total	19,708

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period

The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,093,601	917,070	1,676,263	—	3,686,934
Inflation effect	(352,907)	(295,942)	(540,935)	—	(1,189,784)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(36,452)	36,452	—	—	—
Transfer from Stage 1 to Stage 3	(12,985)	—	12,985	—	—
Transfer from Stage 2 to Stage 1	61,669	(61,669)	—	—	—
New Financial Assets Originated or Purchased	680,315	1,376,390	1,615,940	—	3,672,645
Changes in PDs/LGDs/EADs	1,229,264	637,622	836,772	—	2,703,658
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	46,707	26,548	(9,776)	—	63,479
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 a stage 3	—	(40,809)	40,809	—	—
Transfer from Stage 3 to stage 2	—	28,664	(28,664)	—	—
Financial assets derecognized during the period	(216,869)	(611,817)	(2,081,627)	—	(2,910,313)
Write-offs	108,115	305,007	1,037,747	—	1,450,869

Loss Allowance as of December 31, 2018	2,600,458	2,317,516	2,559,514	—	7,477,488

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	221,758	127,030	616,572	—	965,360
Inflation effect	(71,562)	(40,993)	(198,969)	—	(311,524)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,911)	3,911	—	—	—
Transfer from Stage 1 to Stage 3	(743)	—	743	—	—
Transfer from Stage 2 to Stage 1	9,575	(9,575)	—	—	—
New Financial Assets Originated or Purchased	181,218	195,991	868,022	—	1,245,231
Changes in PDs/LGDs/EADs	17,285	38,295	166,277	—	221,857
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	17,044	16,267	88,193	—	121,504
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(2,935)	2,935	—	—
Transfer from Stage 3 to Stage 2	—	3,145	(3,145)	—	—
Financial assets derecognized during the period	(206,825)	(101,718)	(719,723)	—	(1,028,266)
Write-offs	103,108	50,709	358,801	—	512,618

Loss Allowance as of December 31, 2018	266,947	280,127	1,179,706	—	1,726,780

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	211,775	45,209	493,628	—	750,612
Inflation effect	(68,341)	(14,588)	(159,293)	—	(242,222)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,872)	1,872	—	—	—
Transfer from Stage 1 to Stage 3	(179)	—	179	—	—
Transfer from Stage 2 to Stage 1	2,797	(2,797)	—	—	—
New Financial Assets Originated or Purchased	398,510	43,148	—	—	441,658
Changes in PDs/LGDs/EADs	69,078	20,034	76,416	—	165,528
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(6,823)	9,991	250,650	—	253,818
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(6,150)	6,150	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
Financial assets derecognized during the period	(157,912)	(38,596)	—	—	(196,508)
Write-offs	78,724	19,241	—	—	97,965

Loss Allowance as of December 31, 2018	525,757	77,364	667,730	—	1,270,851

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	904,291	1,270,258	1,703,166	—	3,877,715
Inflation effect	(291,817)	(409,915)	(549,616)		(1,251,348)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(111,156)	111,156	—	—	—
Transfer from Stage 1 to Stage 3	(40,296)	—	40,296	—	—
Transfer from Stage 2 to Stage 1	215,544	(215,544)	—	—	—
New Financial Assets Originated or Purchased	514,603	735,092	518,621	—	1,768,316
Changes in PDs/LGDs/EADs	328,246	1,003,381	1,122,398	—	2,454,025
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(128,575)	(210,087)	—	—	(338,662)
Other movements with no P&L impact					—
Transfers:
Transfer from Stage 2 to Stage 3	—	(280,363)	280,363	—	—
Transfer from Stage 3 to Stage 2	—	10,906	(10,906)	—	—
Transfer from Stage 3 to Stage 1	9,664	—	(9,664)	—	—
Financial assets derecognized during the period	(53,058)	(382,131)	(2,232,778)	—	(2,667,967)
Write-offs	29,139	209,862	1,226,217	—	1,465,218

Loss Allowance as of December 31, 2018	1,376,585	1,842,615	2,088,097	—	5,307,297

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	1,275,440	696,665	1,476,059	—	3,448,164
Inflation effect	(253,416)	(138,420)	(293,277)		(685,113)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(37,260)	37,260	—	—	—
Transfer from Stage 1 to Stage 3	(12,603)	—	12,603	—	—
Transfer from Stage 2 to Stage 1	136,516	(136,516)	—	—	—
New Financial Assets Originated or Purchased	307,212	619,118	970,014	—	1,896,344
Changes in PDs/LGDs/EADs	(110,722)	90,105	592,974	—	572,357
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	10,539	1,326	(11,577)	—	288
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(33,992)	33,992	—	—
Transfer from Stage 3 to Stage 2	—	29,170	(29,170)	—	—
Financial assets derecognized during the period	(362,292)	(403,954)	(1,754,093)	—	(2,520,339)
Write-offs	140,187	156,308	678,738	—	975,233

Loss Allowance as of December 31, 2017	1,093,601	917,070	1,676,263	—	3,686,934

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	57,285	189,219	372,704	—	619,208
Inflation effect	(11,381)	(37,596)	(74,053)		(123,030)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,026)	4,026	—	—	—
Transfer from Stage 1 to Stage 3	(371)	—	371	—	—
Transfer from Stage 2 to Stage 1	43,613	(43,613)	—	—	—
New Financial Assets Originated or Purchased	181,012	82,364	401,713	—	665,089
Changes in PDs/LGDs/EADs	(34,518)	2,759	103,879	—	72,120
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	912	11,434	44,207	—	56,553
Other movements with no P&L impact
Transfers:					—
Transfer from Stage 2 to Stage 3	—	(6,279)	6,279	—	—
Transfer from Stage 3 to Stage 2	—	6,665	(6,665)	—	—
Financial assets derecognized during the period	(17,564)	(133,673)	(378,210)	—	(529,447)
Write-offs	6,796	51,724	146,347	—	204,867

Loss Allowance as of December 31, 2017	221,758	127,030	616,572	—	965,360

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	166,413	106,888	223,584	—	496,885
Inflation effect	(33,066)	(21,237)	(44,424)		(98,727)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,693)	2,693	—	—	—
Transfer from Stage 1 to Stage 3	(61)	—	61	—	—
Transfer from Stage 2 to Stage 1	2,228	(2,228)	—	—	—
New Financial Assets Originated or Purchased	170,640	29,321	—	—	199,961
Changes in PDs/LGDs/EADs	568	20,024	47,276	—	67,868
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	10,972	(10,901)	257,364	—	257,435
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,767)	9,767	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
Financial assets derecognized during the period	(168,380)	(113,504)	—	—	(281,884)
Write-offs	65,154	43,920	—	—	109,074

Loss Allowance as of December 31, 2017	211,775	45,209	493,628	—	750,612

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 1, 2017	775,611	1,566,226	1,818,485	—	4,160,322
Inflation effect	(154,106)	(311,192)	(361,314)	—	(826,612)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(60,573)	60,573	—	—	—
Transfer from Stage 1 to Stage 3	(24,779)	—	24,779	—	—
Transfer from Stage 2 to Stage 1	423,002	(423,002)	—	—	—
New Financial Assets Originated or Purchased	244,074	445,054	67,264	—	756,392
Changes in PDs/LGDs/EADs	(226,555)	601,910	921,399	—	1,296,754
Changes to model assumptions and methodologies	—	—	—	—	—
Modification of contractual cash flows of financial assets	—	—	—	—	—
Foreign exchange and other movements	(85,307)	(164,172)	—	—	(249,479)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(257,026)	257,026	—	—
Transfer from Stage 3 to Stage 2	—	1,138	(1,138)	—	—
Transfer from Stage 3 to Stage 1	36,652	—	(36,652)	—	—
Financial assets derecognized during the period	(31,508)	(330,971)	(1,310,183)	—	(1,672,662)
Write-offs	7,780	81,720	323,500	—	413,000

Loss Allowance as of December 31, 2017	904,291	1,270,258	1,703,166	—	3,877,715

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	28,022,638	3,521,997	802,398	—	32,347,033
Transfers:
Transfers from Stage 1 to Stage 2	(566,583)	566,583	—	—	—
Transfers from Stage 1 to Stage 3	(106,715)	—	106,715	—	—
Transfers from Stage 2 to Stage 3	—	(61,468)	61,468	—	—
Transfers from Stage 3 to Stage 2	355,843	(355,843)	—	—	—
Transfers from Stage 2 to Stage 1	—	3,276	(3,276)	—	—
Financial assets derecognized during the period other than writte-offs	(6,202,481)	(1,062,828)	(358,539)	—	(7,623,848)
New financial assets originated or purchased	17,476,427	2,679,052	1,321,045	—	21,476,524
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	204,089	4,429	126,809	—	335,327
Inflation effect	(9,042,974)	(1,136,558)	(258,934)	—	(10,438,466)

Gross carrying amount as of December 31, 2018	30,140,244	4,158,640	1,797,686	—	36,096,570

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	93,010,615	14,300,942	2,606,255	—	109,917,812
Transfers:
Transfers from Stage 1 to Stage 2	(2,127,658)	2,127,658	—	—	—
Transfers from Stage 1 to Stage 3	(688,232)	—	688,232	—	—
Transfers from Stage 2 to Stage 3	—	(373,079)	373,079	—	—
Transfers from Stage 3 to Stage 2	2,094,139	(2,094,139)	—	—	—
Transfers from Stage 2 to Stage 1	—	32,103	(32,103)	—	—
Financial assets derecognized during the period other than writte-offs	(5,384,216)	(1,611,202)	(1,108,128)	—	(8,103,546)
New financial assets originated or purchased	24,098,264	6,011,249	1,474,390	—	31,583,903
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	1,355,335	120,613	220,377	—	1,696,325
Inflation Effect	(30,014,751)	(4,614,949)	(841,045)	—	(35,470,745)

Gross carrying amount as of December 31, 2018	82,343,496	13,899,196	3,381,057	—	99,623,749

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	122,301,109	8,215,665	809,668	—	131,326,442
Transfers:
Transfers from Stage 1 to Stage 2	(555,567)	555,567	—	—	—
Transfers from Stage 1 to Stage 3	(9,894)	—	9,894	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—	—
Transfers from Stage 3 to Stage 2	469,663	(469,663)	—	—	—
Transfers from Stage 2 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than writte-offs	(36,157,200)	(3,276,411)	1,525,251	—	(37,908,360)
New financial assets originated or purchased	80,611,231	4,520,606	49,053	—	85,180,890
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	5,423,721	(807,299)	388,318	—	5,004,740
Inflation Effect	(38,807,684)	(2,651,215)	(261,282)	—	(41,720,181)

Gross carrying amount as of December 31, 2018	133,275,379	6,087,250	2,520,902	—	141,883,531

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	41,039,891	7,400,401	2,934,995	—	51,375,287
Transfers:
Transfers from Stage 1 to Stage 2	(3,933,644)	3,933,644	—	—	—
Transfers from Stage 1 to Stage 3	(1,398,286)	—	1,398,286	—	—
Transfers from Stage 2 to Stage 3	—	(1,288,696)	1,288,696	—	—
Transfers from Stage 3 to Stage 2	—	21,883	(21,883)	—	—
Transfers from Stage 2 to Stage 1	1,127,915	(1,127,915)	—	—	—
Transfers from Stage 3 to Stage 1	18,738	—	(18,738)	—	—
Financial assets derecognized during the period other than writte-offs	(724,768)	(727,919)	(1,810,868)	—	(3,263,555)
New financial assets originated or purchased	16,179,401	767,534	1,003,388	—	17,950,323
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	18,384	21,332	(39,716)	—	—
Inflation Effect	(13,243,671)	(2,388,129)	(947,130)	—	(16,578,930)

Gross carrying amount as of December 31, 2018	39,083,960	6,612,135	3,787,030	—	49,483,125

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	24,312,706	1,169,795	472,030	—	25,954,531
Transfers:
Transfers from Stage 1 to Stage 2	(977,594)	977,594	—	—	—
Transfers from Stage 1 to Stage 3	(98,440)	—	98,440	—	—
Transfers from Stage 2 to Stage 3	—	(40,969)	40,969	—	—
Transfers from Stage 3 to Stage 2	—	12,791	(12,791)	—	—
Transfers from Stage 2 to Stage 1	270,525	(270,525)	—	—	—
Financial assets derecognized during the period other than writte-offs	(10,394,945)	(687,029)	(358,303)	—	(11,440,277)
New financial assets originated or purchased	21,198,887	2,931,419	707,794	—	24,838,100
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	(1,457,820)	(338,653)	(51,951)	—	(1,848,424)
Inflation Effect	(4,830,681)	(232,426)	(93,790)	—	(5,156,897)

Gross carrying amount as of December 31, 2017	28,022,638	3,521,997	802,398	—	32,347,033

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	73,592,991	10,300,527	2,209,276	—	86,102,794
Transfers:
Transfers from Stage 1 to Stage 2	(2,677,919)	2,677,919	—	—	—
Transfers from Stage 1 to Stage 3	(788,355)	—	788,355	—	—
Transfers from Stage 2 to Stage 3	—	(451,953)	451,953	—	—
Transfers from Stage 3 to Stage 2	—	53,083	(53,083)	—	—
Transfers from Stage 2 to Stage 1	3,471,756	(3,471,756)	—	—	—
Financial assets derecognized during the period other than writte-offs	(7,860,281)	(2,394,705)	(1,554,807)	—	(11,809,793)
New financial assets originated or purchased	37,281,613	9,754,613	1,430,839	—	48,467,065
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	4,612,978	(120,178)	(227,318)	—	4,265,482
Inflation Effect	(14,622,168)	(2,046,608)	(438,960)	—	(17,107,736)

Gross carrying amount as of December 31, 2017	93,010,615	14,300,942	2,606,255	—	109,917,812

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	98,531,831	989,840	554,188	—	100,075,859
Transfers:
Transfers from Stage 1 to Stage 2	(1,307,936)	1,307,936	—	—	—
Transfers from Stage 1 to Stage 3	(99,272)	—	99,272	—	—
Transfers from Stage 2 to Stage 3	—	(55,374)	55,374	—	—
Transfers from Stage 3 to Stage 2	61,382	(61,382)	—	—	—
Transfers from Stage 2 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than writte-offs	(71,205,950)	(785,321)	—	—	(71,991,271)
New financial assets originated or purchased	116,853,630	7,856,759	225,382	—	124,935,771
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	(955,314)	(840,121)	(14,438)	—	(1,809,873)
Inflation Effect	(19,577,262)	(196,672)	(110,110)		(19,884,044)

Gross carrying amount as of December 31, 2017	122,301,109	8,215,665	809,668	—	131,326,442

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of January 1, 2017	40,052,780	10,167,226	3,251,395	—	53,471,401
Transfers:
Transfers from Stage 1 to Stage 2	(2,177,809)	2,177,809	—	—	—
Transfers from Stage 1 to Stage 3	(832,017)	—	832,017	—	—
Transfers from Stage 2 to Stage 3	—	(1,265,342)	1,265,342	—	—
Transfers from Stage 3 to Stage 2	—	2,315	(2,315)	—	—
Transfers from Stage 2 to Stage 1	3,233,170	(3,233,170)	—	—	—
Transfers from Stage 3 to Stage 1	66,293	—	(66,293)
Financial assets derecognized during the period other than writte-offs	(720,307)	(1,045,183)	(1,754,350)	—	(3,519,840)
New financial assets originated or purchased	9,370,544	2,621,787	55,611	—	12,047,942
Modification of contractual cash flows of financial assets	—	—	—	—	—
Changes in interest accrual	—	—	—	—	—
FX and other movements	5,312	(4,919)	(393)	—	—
Inflation Effect	(7,958,075)	(2,020,122)	(646,019)	—	(10,624,216)

Gross carrying amount as of December 31, 2017	41,039,891	7,400,401	2,934,995	—	51,375,287